Basic and Diluted Earnings (Loss) per Share - Schedule of Reconciliation of the Calculation of Basic EPS to Diluted EPS (Footnote) (Details)	Dec. 31, 2014	Dec. 31, 2012	Mar. 31, 2012
Debt Instrument [Line Items]
Stated percentage of convertible notes		3.25%
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Stated percentage of convertible notes	3.25%		3.25%